Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Contract revenue	SFr 0	SFr 15,431	SFr 110,456
Total revenue	0	15,431	110,456
Operating expenses
Research & development expenses	(62,282)	(59,487)	(50,432)
General & administrative expenses	(17,910)	(18,557)	(16,058)
Other operating income/(expense)	1,182	1,353	570
Total operating expenses	(79,010)	(76,691)	(65,920)
Operating income/(loss)	(79,010)	(61,260)	44,536
Financial income	6,485	78	303
Financial expense	(581)	(184)	(1,926)
Change in fair value of conversion feature	0	0	4,542
Exchange differences	113	(555)	(2,013)
Finance result, net	6,017	(661)	906
Income/(loss) before tax	(72,993)	(61,921)	45,442
Income tax expense	(3)	0	0
Income/(loss) for the period	SFr (72,996)	SFr (61,921)	SFr 45,442
Earnings/(loss) per share:
Basic income/(loss) for the period attributable to equity holders (in CHF per share)	SFr (0.97)	SFr (0.86)	SFr 0.64
Diluted income/(loss) for the period attributable to equity holders (in CHF per share)	SFr (0.97)	SFr (0.86)	SFr 0.64